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                                                                    THE HARTFORD

October 13, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549-4644
Attention: Division of Investment Management

Re: Hartford Life Insurance Company
    Separate Account Seven ("Registrant")
    Hartford Leaders Epic (Series I and IR)
    File No. 333-104356

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

       1. The supplements to the Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

       2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on October 10, 2006.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 843-8425.

Very truly yours,

/s/ Brent Jones

Brent Jones
Paralegal